DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Derivative [Line Items]
Derivative asset, fair value	$ 2,780		$ 9,449
Derivative liability, fair value	10,293		1,294
Gain (loss) on derivatives	(10,217)	$ 7,931
Interest Rate Swap
Derivative [Line Items]
Derivative asset, fair value	438		5,424
Derivative liability, fair value	8,952		0
Gain (loss) on derivatives	(12,387)	9,795
Currency Swap
Derivative [Line Items]
Derivative liability, fair value	873		536
Gain (loss) on derivatives	(337)	(85)
Bunker derivatives
Derivative [Line Items]
Derivative asset, fair value	169		433
Derivative liability, fair value	468		758
Gain (loss) on derivatives	7	993
Forward Freight Agreements
Derivative [Line Items]
Derivative asset, fair value	2,173		$ 3,592
Gain (loss) on derivatives	$ 2,500	$ (2,772)